ReliaStar Life Insurance Company

Separate Account N

ING Encore/ING Encore Flex

Supplement dated May 17, 2006 to the current

Contract Prospectus dated April 28, 2006, as Supplemented

The information in this Supplement updates and amends certain information contained in the current Contract Prospectus. You should read this Supplement along with the current Contract Prospectus.

The Fidelity® Variable Insurance Products portfolios referenced in the Description of Underlying Funds in Appendix IV on page 65 of the Contract Prospectus are deleted and replaced with the following:

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Fidelity® VIP Contrafund® Portfolio* * Fidelity and Contrafund are registered trademarks of FMR Corp.	ING Life Insurance and Annuity Company Subadviser (Investment Adviser to the Master Fund): Fidelity Management & Research Company (FMR)

Seeks long-term capital appreciation. The Portfolio is a “feeder fund” which invests all of its assets in the “master fund,” Service Class 2 shares of the Fidelity® VIP Contrafund® Portfolio, a series of Fidelity Variable Insurance Products Fund II.

ING Partners, Inc. – ING Fidelity® VIP Equity-Income Portfolio	ING Life Insurance and Annuity Company Subadviser (Investment Adviser to the Master Fund): Fidelity Management & Research Company (FMR)

Seeks reasonable income. Will also consider the potential for capital appreciation. The Portfolio’s goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index. The Portfolio is a “feeder fund” which invests all of its assets in the “master fund,” Service Class 2 shares of the Fidelity® VIP Equity Income Portfolio, a series of Fidelity Variable Insurance Products Fund.

ING Partners, Inc. – ING Fidelity® VIP Growth Portfolio	ING Life Insurance and Annuity Company Subadviser (Investment Adviser to the Master Fund): Fidelity Management & Research Company (FMR)

Seeks capital appreciation. The Portfolio is a “feeder fund” which invests all of its assets in the “master fund,” Service Class 2 shares of the Fidelity® VIP Growth Portfolio, a series of Fidelity Variable Insurance Products Fund.

ING Partners, Inc. – ING Fidelity® VIP Mid Cap Portfolio	ING Life Insurance and Annuity Company Subadviser (Investment Adviser to the Master Fund): Fidelity Management & Research Company (FMR)

Seeks long-term growth of capital. The Portfolio is a “feeder fund” which invests all of its assets in the “master fund,” Service Class 2 shares of the Fidelity® VIP Mid Cap Portfolio, a series of Fidelity Variable Insurance Products Fund III.

X.120636-06B.